Long-term Debt, Excluding Current Maturities (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 2,082	$ 2,208
Less - current maturities	(670)	(1,480)
Long-term debt, excluding current maturities	1,412	728
U.S. Dollar [Member]
Debt Instrument [Line Items]
Long-term debt	615	1,133
Annual interest rate, minimum	5.89%
Annual interest rate, maximum	8.56%
NIS - Not Linked [Member]
Debt Instrument [Line Items]
Long-term debt	225
Annual interest rate, minimum	6.00%
Annual interest rate, maximum	6.00%
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	454	95
Annual interest rate, minimum	2.17%
Annual interest rate, maximum	3.86%
NIS - linked to the Prime rate [Member]
Debt Instrument [Line Items]
Long-term debt	68	980
Annual interest rate, minimum	5.75%
Annual interest rate, maximum	6.75%
Annual interest rate above prime, minimum	0.90%
Annual interest rate above prime, maximum	0.90%
US Dollar Linked To Libor [Member]
Debt Instrument [Line Items]
Long-term debt	$ 720
Annual interest rate, minimum	4.00%
Annual interest rate, maximum	4.50%